Supplementary Cash Flow Information - Summary of Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Supplementary Cash Flow Information [Abstract]
Total Current Assets	$ 9,890	$ 10,434
Total Current Liabilities	6,314	7,362
Working Capital	$ 3,576	$ 3,072